Related parties - Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	$ 3,014	$ 2,243
Lease liabilities (non-current)	12,822	13,851
Principal paid	2,156	1,652	$ 832
Depreciation of right-of-use assets	3,019	2,405	1,201
Interest expense on lease liabilities	1,243	1,807	$ 1,022
Santiago
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	520	502
Lease liabilities (non-current)	2,604	3,078
Principal paid	538	425
Depreciation of right-of-use assets	551	481
Interest expense on lease liabilities	$ 79	$ 73